UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2008

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       NOTTINGHAM ADVISORS INC.
ADDRESS:    500 ESSJAY RD. SUITE 220
            WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer           Williamsville, NY                       05/06/08
----------------           ------------------                  -----------------
[Signature]                  [City, State]                          [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                                               Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      87

Form 13F Information Table Value Total:     $208831
                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]


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
                                                               NOTTINGHAM ADVISORS
                                                                    FORM 13F
                                                                 MARCH 31, 2008
                                                                                                                  VOTING AUTHORITY
                               TITLE OF                   VALUE       SHARES/  SH/  PUT/ INVSTMT   OTHER
NAME OF ISSUER                  CLASS         CUSIP      (X$1000)     PRN AMT  PRN  CALL DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc.                        COM         00206R102      229         5973   SH         Sole                   5973
America Movil ADR                COM         02364W105     2331        36598   SH         Sole                  36598
American Express Co.             COM         025816109     1996        45650   SH         Sole                  45650
Amgen Inc.                       COM         031162100     1679        40196   SH         Sole                  40196
AngioDynamics Inc.               COM         03475V101      831        71881   SH         Sole                  71881
Apple Computer                   COM         037833100     2191        15266   SH         Sole                  15266
Bankamerica Corp.                COM         060505104      851        22456   SH         Sole                  22456
Bed Bath & Beyond Inc.           COM         075896100      485        16427   SH         Sole                  16427
Berkshire Hathaway Inc. Cl B     COM         084670207      255           57   SH         Sole                     57
Biosensors International Group   COM         G11325100       68       128000   SH         Sole                 128000
Boston Scientific Corp.          COM         101137107      553        42954   SH         Sole                  42954
Burlington Northern Santa Fe     COM         12189T104     2933        31809   SH         Sole                  31809
Cameco Corp.                     COM         13321L108     1923        58391   SH         Sole                  58391
Chevron Corp.                    COM         166764100      265         3110   SH         Sole                   3110
Cisco Systems Inc.               COM         17275R102     2518       104535   SH         Sole                 104535
Citigroup Inc.                   COM         172967101     2192       102335   SH         Sole                 102335
Conocophillips                   COM         20825C104     2280        29922   SH         Sole                  29922
Exxon Mobil Corp.                COM         30231G102     1630        19271   SH         Sole                  19271
Genentech Inc.                   COM         368710406     2515        30980   SH         Sole                  30980
General Electric Co.             COM         369604103     4408       119107   SH         Sole                 119107
ICICI Bank Ltd.                  COM         45104G104     1075        28155   SH         Sole                  28155
Johnson & Johnson                COM         478160104     2663        41058   SH         Sole                  41058
Joy Global Inc.                  COM         481165108     2611        40077   SH         Sole                  40077
M&T Bank Corp.                   COM         55261F104     2131        26480   SH         Sole                  26480
Marriott Intl. Inc.              COM         571903202     1302        37886   SH         Sole                  37886
Medtronic Inc.                   COM         585055106      634        13116   SH         Sole                  13116
Microsoft Inc.                   COM         594918104      706        24893   SH         Sole                  24893
Minrad International Inc.        COM         60443P103       54        22875   SH         Sole                  22875
NMT Medical Inc.                 COM         629294109      703       181110   SH         Sole                 181110
Procter & Gamble                 COM         742718109      302         4309   SH         Sole                   4309
Qualcomm Inc.                    COM         747525103     2309        56309   SH         Sole                  56309
Synergetics USA Inc.             COM         87160G107      203        94271   SH         Sole                  94271
Texas Instruments Inc.           COM         882508104     2361        83517   SH         Sole                  83517
Trans1 Inc.                      COM         89385X105     1972       169250   SH         Sole                 169250
United Technologies Corp.        COM         913017109     2810        40833   SH         Sole                  40833
Urologix Inc.                    COM         917273104       15        18500   SH         Sole                  18500
Valero Energy Corp.              COM         91913Y100     2009        40911   SH         Sole                  40911
Walgreen Co.                     COM         931422109     1439        37782   SH         Sole                  37782
Waste Management Inc.            COM         94106L109     1928        57443   SH         Sole                  57443
Wellpoint Inc.                   COM         94973V107     1222        27695   SH         Sole                  27695
Consumer Staples Select Sector               81369Y308     6050       217145   SH         Sole                 217145
Emerging Markets Telecomm Fund               290890102      273        12385   SH         Sole                  12385
Financial Select Sector SPDR                 81369Y605      337        13550   SH         Sole                  13550
PowerShares FTSE RAFI U.S. 100               73935X583    15554       296147   SH         Sole                 296147
PowerShares QQQ Nasdaq 100                   73935A104      354         8091   SH         Sole                   8091
Powershares Dynamic Industrial               73935X369      463        16220   SH         Sole                  16220
Powershares FTSE RAFI U.S. 150               73935X567      689        14180   SH         Sole                  14180
Powershares Global Water Portf               73935X575     3667       190572   SH         Sole                 190572
Powershares High Yield Eq Dvd                73935X302      165        13825   SH         Sole                  13825
S & P 500 Dep Receipt                        78462F103      242         1830   SH         Sole                   1830
S & P Mid-Cap 400 Dep Rcpts                  595635103    13144        93114   SH         Sole                  93114
SPDR FTSE/Macquarie Global Inf               78463X855     5646       101364   SH         Sole                 101364
Technology Select Sector SPDR                81369Y803     6430       287065   SH         Sole                 287065
Utilities Select Sector SPDR                 81369Y886     342         9025    SH         Sole                   9025
Vanguard Emerging Markets ETF                922042858     2578        27414   SH         Sole                  27414
Vanguard Mid-Cap VIPERS ETF                  922908629     1119        16491   SH         Sole                  16491
WisdomTree DIEFA Fund                        97717W703      214         3365   SH         Sole                   3365
WisdomTree Int'l LargeCap Divi               97717W794     9017       145669   SH         Sole                 145669
WisdomTree Int'l MidCap Divide               97717W778      607         9700   SH         Sole                   9700
WisdomTree International Top 1               97717W786      453         7100   SH         Sole                   7100
iShares DJ Select Dividend Ind               464287168      352         6075   SH         Sole                   6075
iShares DJ US Healthcare Provi               464288828      279         5935   SH         Sole                   5935
iShares Goldman Sachs Nat Reso               464287374      288         2253   SH         Sole                   2253
iShares MSCI Australia Index F               464286103      851        33025   SH         Sole                  33025
iShares MSCI Canada Index                    464286509     3792       125096   SH         Sole                 125096
iShares MSCI EAFE Index                      464287465    19673       273620   SH         Sole                 273620
iShares MSCI EAFE Value Index                464288877      304         4645   SH         Sole                   4645
iShares MSCI Emerging Markets                464287234     5781        43020   SH         Sole                  43020
iShares Russell 1000 Growth In               464287614    17494       321344   SH         Sole                 321344
iShares Russell 1000 Value Ind               464287598     9587       130519   SH         Sole                 130519
iShares Russell 2000 Growth In               464287648      477         6578   SH         Sole                   6578
iShares Russell 2000 Value Ind               464287630      481         7329   SH         Sole                   7329
iShares Russell Midcap Growth                464287481      777         7674   SH         Sole                   7674
iShares Russell Midcap Value I               464287473      779         6057   SH         Sole                   6057
iShares S&P 100 Index Fund                   464287101      403         6570   SH         Sole                   6570
iShares S&P 500 Barra Growth I               464287309      374         5960   SH         Sole                   5960
iShares S&P Global Healthcare                464287325     3894        74136   SH         Sole                  74136
iShares S&P Midcap 400 Index                 464287507      293         3765   SH         Sole                   3765
iShares S&P Small Cap 600 Inde               464287804    10001       166884   SH         Sole                 166884
Dodge & Cox Intl Stock Fund                  256206103      524   12755.8720   SH         Sole             12755.8720
Boston Scientific Corp.                      101137107      184        14295   SH         Sole                  14295
Community Bank N.A.                          203607106     3232       131600   SH         Sole                 131600
Converge Global                              21247K104        0        10000   SH         Sole                  10000
Exxon Mobil Corp.                            30231G102      212         2501   SH         Sole                   2501
General Electric Co.                         369604103      408        11018   SH         Sole                  11018
Trans1 Inc.                                  89385X105      467        40050   SH         Sole                  40050
Uvumobile Inc                                918171109        1        10300   SH         Sole                  10300
REPORT SUMMARY                       87   DATA RECORDS                208831    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.